Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31, 2021	December 31, 2020
Raw materials	$4,742	$3,279
Finished goods	1,769	1,475
	$6,511	$4,754